CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 220,534	$ 124,179
Voyage Expenses	(65,643)	(73,908)
Vessel Operating Expenses	(29,877)	(33,383)
Depreciation Expenses	(25,449)	(25,389)
Impairment and Loss on Disposal of Vessels	0	(1,146)
General and Administrative Expenses	(10,742)	(9,355)
Net Operating Income (Loss)	88,823	(19,002)
Interest Expenses	(15,738)	(11,713)
Other Financial Income (Expenses)	636	(225)
Total Other Expenses	(15,102)	(11,938)
Net Income (Loss) Before Income Taxes	73,721	(30,940)
Income Tax Expense	0	0
Net Income (Loss)	$ 73,721	$ (30,940)
Basic Income (Loss) per Share (in dollars per share)	$ 0.35	$ (0.16)
Diluted Income (Loss) per share (in dollars per share)	$ 0.35	$ (0.16)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	208,796,444	196,118,802
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	208,796,444	196,118,802